FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Statement of Additional Information (SAI) Supplement dated March 28, 2023

This information supplements the First American Money Market Funds SAI dated November 15, 2022. Please retain this supplement for future reference.

The table on pages 16-18 of the SAI under the heading “Directors and Executive Officers—Independent Directors” is replaced by the following:

Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Director	Other Directorships Held by Director[2,3]
David K. Baumgardner (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016

Retired. Formerly, CFO, Smyth Companies, LLC (commercial package printing) (1990-2022). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Trustee and Chairman, GCUI Local 1B Health and Welfare Fund. Former Trustee, Graphics Arts Industry Joint Pension Trust. Former Chairman, Printing Industry of Minnesota Financial executives committee. Independent Director, First American Fund Complex since 2016.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Mark E. Gaumond (1950)	Chair; Director	Chair term three years; Chair term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF since January 2020; Director of FAF since January 2016

Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources (formerly, Cliffs Natural Resources, Inc.), The California Academy of Sciences, Rayonier, Inc. and Rayonier Advanced Materials, Inc. Independent Director, First American Fund Complex since 2016.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting)

 FAF-MM- SAI-1

Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Director	Other Directorships Held by Director[2,3]
Jennifer J. McPeek (1970)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019

Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer (2016-2017), Chief Financial Officer (2013-2016) and several other executive positions (2009-2013) at Janus Henderson Group plc and its predecessor company. Prior thereto, Senior Vice president of Strategic Planning, ING Investment Management – Americas Region (2005-2009). Ms. McPeek has also held directorships on four investment Adviser and/or trust entities and holds the Chartered Financial Analyst designation. Independent Director, First American Fund Complex since 2019.

			First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company)
C. David Myers (1963)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019

Operating Director of AE Industrial Partners LLC and Chairman of the Industrial HVAC-R portfolio, a subset of AE Industrial Partners (2017 – present). Director, The Boler Group (operating as Hendrickson International) (manufacturing for the global commercial transportation industry) (2017 – present). Formerly, President, Building Efficiency of Johnson Controls, Inc., a global diversified technology and industrial company (2005-2014). Prior thereto, President, Chief Executive Officer and Director of York International Corporation (a provider of heating, ventilating, air conditioning, and refrigeration products and services) (2004-2005). Prior thereto, Mr. Myers served in several other executive positions at York International Corporation, including Executive Vice President, Chief Financial Officer, Finance Director – Engineered Systems Group and Corporate Controller, between 1998 and 2004; and Senior Manager, KPMG LLP (1986-1994). Independent Director, First American Fund Complex since 2019.

			First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, The Manitowoc Company, Inc. (a global diversified technology and industrial company)

 FAF-MM- SAI-1

Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Director	Other Directorships Held by Director[2,3]
P. Kelly Tompkins (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland State College of Law (2018-present). Trustee, Cleveland State University Board of Trustees (2022-present). Board Member, Ohio Access to Justice Foundation and Chair, Nominating and Governance Committee (2023-present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.). Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company). Independent Director, First American Fund Complex since 2019.	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

*	The address of each of the directors is P.O. Box 1329, Minneapolis, Minnesota, 55440-1329 unless otherwise noted.

[1]	Includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which contributed to the conclusion that each Director should serve as a Director for FAF.

[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

 FAF-MM- SAI-1